SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Interest withdrawn from trust account		$ 716,788
Withdrawn from trust account		26,297,218	$ 30,990,611	$ 40,726,687	$ 0
Unrecognized tax benefits	$ 0	0		0
Amount accrued for payment of interest and penalties	$ 0	$ 0		$ 0
Effective tax rate	25.00%	110.00%
U.S federal statutory income tax rate	25.00%			21.00%	21.00%
Initial Public Offering and private placement warrants sold		3,586,250		3,586,250
Initial Public Offering and private placement rights sold		717,250		717,250
Common stock	600,000	600,000		600,000
Warrants to purchase		$ 300,000		$ 300,000
Common stock and rights convert		60,000		60,000
Federal depository insurance coverage		$ 250,000		$ 250,000
US Treasury Securities
Summary Of Significant Accounting Policies [Line Items]
Interest withdrawn from trust account		716,788
Withdrawn from trust account		$ 161,430		$ 512,993	$ 42,392